                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2003

Check Here if Amendment  / /; Amendment Number:  ________

This Amendment (Check only one.):              / /  is a restatement.
                                               / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenville Capital Management
          ------------------------------------------------------------

Address:  100 S. Rockland Falls Rd.
          ------------------------------------------------------------

          Rockland, DE 19732
          ------------------------------------------------------------

          ------------------------------------------------------------

Form 13F File Number:  28-3476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         ------------------------------------------------------------

Title:   Office Manager
         ------------------------------------------------------------

Phone:   302-429-9799
         ------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Kirker                   Rockland, DE           5/6/2003
----------------------------   ----------------------------   ------------------
[Signature]                            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-___________________
[Repeat as necessary.]               -------------------------------------------

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                               ---------------------------------

Form 13F Information Table Entry Total:        48
                                               ---------------------------------

Form 13F Information Table Value Total:        $113,687,449
                                               ---------------------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state 'NONE' and omit the column headings and list entries.]

No.                            Form 13F File Number        Name

                               28-
----------------------------   -------------------------   ---------------------
[Repeat as necessary.]

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                         GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                         FOR MONTH ENDED MARCH 31, 2003

COMMON STOCK                                  CLASS       CUSIP         VALUE       QUANTITY    DISCRETION
------------                                 --------   ----------   ------------   ---------   -----------
Aaron Rents, Inc. ..........................  Common     0021535201   $  2,944,401    144,475      X
Anteon International Corp. .................  Common     03674e108    $  2,629,681    117,135      X
Bradley Pharmaceuticals, Inc. ..............  Common     104576103    $  2,378,877    175,175      X
California Pizza Kitchen, Inc. .............  Common     13054d109    $  2,883,050    125,350      X
Caremark RX, Inc. ..........................  Common     141705103    $  3,654,829    201,368      X
Chesapeake Energy Corp. ....................  Common     165167107    $  3,555,392    452,340      X
Coinstar, Inc. .............................  Common     19259p300    $  2,333,558    138,985      X
Coventry Health Care, Inc. .................  Common     222862104    $  4,992,575    151,750      X
Curative Health Services, Inc. .............  Common     231264102    $  2,388,980    139,870      X
Esco Electronics, Inc. .....................  Common     296315104    $  2,176,280     66,350      X
FMC Corp New ...............................  Common     302491303    $      1,568        100      X
Gamestop Corp. .............................  Common     36466r101    $  1,478,700    123,225      X
Garmin Ltd. ................................  Common     G37260109    $  3,363,947     93,965      X
Hollywood Entertainment Corp. ..............  Common     436141105    $  3,923,546    245,375      X
Hydril Company .............................  Common     448774109    $  2,146,216     85,883      X
ICU Medical, Inc. ..........................  Common     44930G107    $  2,288,832     83,200      X
Integrated Circuit Systems, Inc. ...........  Common     45811k208    $  2,412,715    111,185      X
Inveresk Research Group, Inc. ..............  Common     461238107    $    895,116     61,520      X
K-Swiss Inc. ...............................  Common     482686102    $  2,570,075    100,590      X
Keystone Automotive Industries, Inc. .......  Common     49338n109    $  2,699,731    152,355      X
Logitech International .....................  Common     541419107    $    991,283     33,335      X
Maxtor Corporation .........................  Common     577729205    $  2,130,674    378,450      X
Mercury Computer Systems, Inc. .............  Common     589378108    $  2,272,968     83,565      X
Monolithic System Technologies Inc. ........  Common     609842109    $  1,978,120    280,983      X
Neoware Systems Inc. .......................  Common     64065p102    $  1,748,273    139,750      X
OSI Systems, Inc. ..........................  Common     671044105    $  2,328,418    147,275      X
Omnivision Technologies, Inc. ..............  Common     682128103    $  3,619,266    174,675      X
Option Care, Inc. ..........................  Common     683948103    $  3,347,438    394,745      X
Peet's Coffee & Tea Inc. ...................  Common     705560100    $  3,629,362    218,900      X
Pharmaceutical Product Development, Inc. ...  Common     717124101    $  2,170,232     80,825      X
Pioneer Natural Resources Company ..........  Common     723787107    $  2,429,429     96,790      X
Practice Works, Inc. .......................  Common     739419109    $  1,341,776    130,650      X
Priority Healthcare Corp. ..................  Common     74264T102    $  3,747,790    140,630      X
RF Micro Devices, Inc. .....................  Common     749941100    $  1,755,846    292,300      X
Retalix Ltd. ...............................  Common     m8215w109    $  1,932,921    174,925      X
Select Medical Inc. ........................  Common     816196109    $  4,213,013    295,650      X
Shoe Carnival, Inc. ........................  Common     824889109    $  1,897,401    124,665      X
Silicon Image, Inc. ........................  Common     82705t102    $    649,476    163,185      X
TBC Corp. ..................................  Common     872180104    $  3,113,320    222,380      X
Taro Pharmaceutical Industries, LTD. .......  Common     m8737e108    $  1,239,315     32,375      X
The Yankee Candle Company, Inc. ............  Common     984757104    $  2,167,493    127,275      X
UTStarcom Inc...............................  Common     918076100    $  1,771,614     88,625      X

COMMON STOCK                                  CLASS       CUSIP         VALUE       QUANTITY    DISCRETION
------------                                 --------   ----------   ------------   ---------   -----------
Uti Worldwide, Inc. ........................  Common     G87210103    $  1,189,160     42,470      X
Unit Corporation ...........................  Common     909218109    $  2,323,509    114,515      X
Vialta, Inc. ...............................  Common     92554D108    $          4         11      X
W Holding Company Inc. .....................  Common     929251106    $  1,468,525     79,985      X
Yellow Corporation .........................  Common     985509108    $  1,980,659     82,185      X
eResearch Technology, Inc. .................  Common     29481V108    $  4,532,095    168,856      X
                                              48                      $113,687,449

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